COMMITMENTS AND CONTINGENCIES (Details) - CIK 0001844840 Artisan Acquisition Corp - USD ($)						11 Months Ended
	Nov. 08, 2021	Sep. 15, 2021	Jul. 20, 2021	Jul. 17, 2021	May 25, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Maximum number of demands for registration of securities						three demands
Deferred fee per unit					$ 10.00
Deferred underwriting fee payable					$ 39,342,350	$ 11,876,982
Underwriting cash discount per unit						$ 0.20
Underwriter cash discount						$ 6,786,847
PIPE Subscription Agreement
Subsidiary, Sale of Stock [Line Items]
Percentage of contingent fee				1.50%
Aggregate proceeds from sale of stock		$ 60,000,000		$ 900,000
Forward Purchase Agreements
Subsidiary, Sale of Stock [Line Items]
Percentage of contingent fee	3.50%
Aggregate proceeds from sale of stock	$ 2,100,000
Merger and Acquisition Advisory Agreement
Subsidiary, Sale of Stock [Line Items]
Business combination contingent fee			$ 3,000,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of days granted to options to underwriters						45 days
Number of units sold					3,934,235	4,500,000
Deferred fee per unit						$ 0.35
Deferred underwriting fee payable						$ 11,876,982